Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 10	$ 11
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0
Impairment of investments	2	0
Impairment of other receivables	1	7
Royalties Received	(58)	0
(Profit)/loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	(1)	4
Mining contractor termination costs	0	1
Profit on disposal of investments	0	(6)
Insurance claim recovery	0	(1)
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(41)	16
Tax Expense (Benefit) on items above	11	(1)
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (2)	$ 0